Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Domestic	$ (4,882)	$ (12,961)
Foreign	(3,997)	(6,261)
Income (loss) before taxes	$ (8,879)	$ (19,222)